Warranty	12 Months Ended
Dec. 31, 2013
Guarantees [Abstract]
Warranty

14. WARRANTY

The following is a continuity of the Company’s warranty accruals:

	2013	2012	2011

Balance, beginning of year	$94	$76	$68
Expense, net	40	43	46
Settlements	(46)	(46)	(38)
Acquisitions [note 6]	1	17	0
Foreign exchange and other	2	4	0

	$91	$94	$76